Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Administrative Expenses

	For the year ended December 31,
	2023	2022	2021
Personnel expenses	1,971	1,454	1,455
Audit fees	227	204	215
Consulting fees	275	271	329
Communication	21	16	16
Stationery	3	3	6
Greek tax authorities (note 17)	236	292	185
Other	808	636	404
Total	3,541	2,876	2,610